STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		77 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (4,884,786)	$ (6,031,491)	$ (44,814,980)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	7,507	12,926	320,648
Stock-based compensation	806,327	1,123,303	10,305,460
Write-off of intangible assets		106,830	106,830
Warrants issued in connection with note conversion			288,000
Note discount arising from beneficial conversion feature			483,463
Loss on disposal of assets	1,501		36,724
Noncash interest expense			351,165
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(52,203)	38,637	(271,298)
Other non-current assets			(51,938)
Accounts payable	105,457	181,752	437,837
Accrued expenses and other current liabilities	(587,557)	249,503	64,718
Due to related party	(45,538)	276	38,892
Net cash used in operating activities	(4,649,292)	(4,318,264)	(32,704,479)
Cash flows from investing activities
Purchase of property and equipment	(1,987)	(2,205)	(130,855)
Proceeds from sale of assets			2,500
Cash paid for intangible assets			(345,591)
Net cash used in investing activities	(1,987)	(2,205)	(473,946)
Cash flows from financing activities
Proceeds from issuance of notes payable			5,500,000
Repayment of notes payable			(1,500,000)
Proceeds from exercise of stock options and warrants	13,748	6,207	237,428
Proceeds from sale of common stock to founders			5,000
Proceeds from sale of common stock in private placement	2,298,566	4,516,699	29,975,187
Net cash provided by financing activities	2,312,314	4,522,906	34,217,615
Net (decrease) increase in cash and cash equivalents	(2,338,965)	202,437	1,039,190
Cash and cash equivalents at beginning of period	3,378,155	3,175,718
Cash and cash equivalents at end of period	1,039,190	3,378,155	1,039,190
Supplemental schedule of cash flows information:
Cash paid for interest			150,000
Supplemental schedule of non-cash investing and financing activities:
Warrants issued in satisfaction of accrued liability			334,992
Warrants issued to placement agent and investors, in connection with private placement	1,083,700	1,765,300	5,721,000
Conversion of notes payable and interest to common stock			4,351,165
Common shares of SMI issued in reverse merger transaction			$ 1,250